Summary of Significant Accounting Policies (Details 7) (Cash Flow Hedges, USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Derivative Financial Instruments
Hedged borrowings	$ 200,000
Borrowings variable interest rate	one month LIBOR
Credit facility
Derivative Financial Instruments
Hedged borrowings	300,000
Zero premium interest rate collar | Credit facility
Derivative Financial Instruments
Hedged borrowings		100,000
Borrowings variable interest rate		one-month LIBOR
Interest rate swap | Revolving credit facility
Derivative Financial Instruments
Hedged borrowings	100,000	100,000
Borrowings variable interest rate	one-month LIBOR	one-month LIBOR
Fixed rate (as a percent)	3.93%	3.93%
Interest rate cap | Credit facility
Derivative Financial Instruments
Hedged borrowings	100,000	100,000
Borrowings variable interest rate	one-month LIBOR	one-month LIBOR
Maximum cap rate (as a percent)	5.50%	5.50%
Forward interest rate swap | Revolving credit facility
Derivative Financial Instruments
Hedged borrowings	$ 100,000	$ 100,000
Borrowings variable interest rate	one-month LIBOR	one-month LIBOR
Fixed rate (as a percent)	1.819%	1.819%